Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED March 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.

INDEX NAME CHANGES: All references to each index listed in the "Current Name" column below are hereby removed and replaced with the index listed in the "New Name" column below in the Prospectus listed above:

Current Name	New Name

ICE BofAML Global High Yield Index (USD hedged)	ICE BofA Global High Yield Index (USD hedged)

ICE BofAML Developed Markets High Yield	ICE BofA Developed Markets High Yield Constrained
Constrained Index Hedged (USD hedged)	Index Hedged (USD hedged)

ICE BofAML 3-Month U.S. Treasury Bill	ICE BofA 3-Month U.S. Treasury Bill

ICE BofAML 1-3 Yr US Treasuries Index	ICE BofA 1-3 Yr US Treasuries Index

ICE BofAML Global High Yield 2% Constrained Index	ICE BofA Global High Yield 2% Constrained Index
(USD Hedged)	(USD Hedged)

LifePoints Funds, Target Portfolio Series: Classes A, C, C1, E, M, P, R1, R4, R5, S and T

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED MARCH 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.

INDEX NAME CHANGE: All references to the index listed in the "Current Name" column below are hereby removed and replaced with the index listed in the "New Name" column below in the Prospectus listed above:

Current Name	New Name
ICE BofAML 1-3 Yr US Treasuries Index	ICE BofA 1-3 Yr US Treasuries Index

Multifactor Funds: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED March 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.

Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED March 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.

Sustainable Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED March 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.

U.S. Dynamic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED March 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.

U.S. Strategic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED March 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.

U.S. Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED March 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.

International Developed Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED March 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.

Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED March 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.

Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED March 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.

Tax-Managed U.S. Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED March 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.

Tax-Managed U.S. Mid & Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED March 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.

Tax-Managed International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED March 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.

Tax-Managed Real Assets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED March 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.

Opportunistic Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED March 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.

INDEX NAME CHANGES: All references to each index listed in the "Current Name" column below are hereby removed and replaced with the index listed in the "New Name" column below in the Prospectus listed above:

Current Name	New Name

ICE BofAML Global High Yield Index (USD hedged)	ICE BofA Global High Yield Index (USD hedged)

ICE BofAML Developed Markets High Yield	ICE BofA Developed Markets High Yield Constrained
Constrained Index Hedged (USD hedged)	Index Hedged (USD hedged)

Unconstrained Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED March 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.

INDEX NAME CHANGES: All references to each index listed in the "Current Name" column below are hereby removed and replaced with the index listed in the "New Name" column below in the Prospectus listed above:

Current Name	New Name

ICE BofAML 3-Month U.S. Treasury Bill	ICE BofA 3-Month U.S. Treasury Bill

Strategic Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED March 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.

Investment Grade Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED March 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.

Short Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED March 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.

INDEX NAME CHANGES: All references to each index listed in the "Current Name" column below are hereby removed and replaced with the index listed in the "New Name" column below in the Prospectus listed above:

Current Name	New Name

ICE BofAML 1-3 Yr US Treasuries Index	ICE BofA 1-3 Yr US Treasuries Index

Tax-Exempt High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED March 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.

Tax-Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED March 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.

Commodity Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED March 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.

Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED March 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.

Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED March 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.

Real Assets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED March 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.

Multi-Strategy Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED March 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.

INDEX NAME CHANGES: All references to each index listed in the "Current Name" column below are hereby removed and replaced with the index listed in the "New Name" column below in the Prospectus listed above:

Current Name	New Name

ICE BofAML Global High Yield 2% Constrained Index	ICE BofA Global High Yield 2% Constrained Index
(USD Hedged)	(USD Hedged)

Multi-Asset Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED March 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.

Strategic Call Overwriting Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED March 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.

Conservative Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LifePoints Funds, Target Portfolio Series: Classes A, C, C1, E, M, P, R1, R4, R5, S and T

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED MARCH 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.

INDEX NAME CHANGE: All references to the index listed in the "Current Name" column below are hereby removed and replaced with the index listed in the "New Name" column below in the Prospectus listed above:

Current Name	New Name
ICE BofAML 1-3 Yr US Treasuries Index	ICE BofA 1-3 Yr US Treasuries Index

Moderate Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LifePoints Funds, Target Portfolio Series: Classes A, C, C1, E, M, P, R1, R4, R5, S and T

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED MARCH 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.

Balanced Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LifePoints Funds, Target Portfolio Series: Classes A, C, C1, E, M, P, R1, R4, R5, S and T

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED MARCH 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.

Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LifePoints Funds, Target Portfolio Series: Classes A, C, C1, E, M, P, R1, R4, R5, S and T

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED MARCH 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.

Equity Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LifePoints Funds, Target Portfolio Series: Classes A, C, C1, E, M, P, R1, R4, R5, S and T

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED MARCH 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.

Multifactor U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Multifactor Funds: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED March 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.

Multifactor International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Multifactor Funds: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED March 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.

Multifactor Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Multifactor Funds: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated April 9, 2020 to

PROSPECTUS DATED March 1, 2020

RECLASSIFICATION OF CLASS E SHARES FOR ALL FUNDS: At a meeting held on February 24, 2020, the Board of Trustees (the "Board") of Russell Investment Company ("RIC"), upon the recommendation of Russell Investment Management, LLC, approved a Plan of Reclassification to reclassify Class E Shares as Class S Shares (the "Reclassification") for all RIC Funds. In connection with the Reclassification, you should note the following:

•       The Reclassification will be effected without a vote of the shareholders of the Funds, as permitted by RIC's Third Amended and Restated Master Trust Agreement, the laws of the Commonwealth of Massachusetts and federal securities laws.

•       The Reclassification is expected to qualify as a tax-free transaction under the Internal Revenue Code of 1986, as amended.

•       The value of your investment will not change as a result of the Reclassification.

•       No sales charges or fees will be imposed as a result of the Reclassification.

•       Total fees and expenses charged to Class E shareholders will not increase as a result of the Reclassification.

Effects of the Reclassification on Shareholders

The Reclassification will result in the replacement of all issued and outstanding Class E Shares of each RIC Fund with Class S Shares of the same respective Fund.

Timing of the Reclassification

Effective at the close of business on April 9, 2020, the Funds' Class E Shares will be closed to new shareholders. Effective at the close of business on July 7, 2020, the Funds will stop accepting orders from existing Class E shareholders to purchase additional Class E Shares. The Reclassification is expected to be completed on July 9, 2020, based on values as of the close of regular trading on the New York Stock Exchange on July 9, 2020, using the valuation procedures set forth in the Funds' then current prospectus and statement of additional information.